Schedule III (details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule III
Deferred acquisition costs	$ 1,923	$ 1,849	$ 1,835
Claims and claim adjustment expense reserves	47,949	48,295	49,850
Unearned premiums	12,329	11,971	11,839
Earned premiums	24,534	23,874	23,713
Net investment income	2,302	2,379	2,787
Claims and claim adjustment expenses	15,070	13,723	13,870
Amortization of deferred acquisition costs	3,985	3,885	3,882
Other operating expenses	4,517	4,467	4,333
Net written premiums	24,958	24,121	23,904
Business Insurance [Member]
Schedule III
Net written premiums	13,900	13,774	13,677
Bond & Specialty Insurance [Member]
Schedule III
Net written premiums	2,271	2,273	2,294
Personal Insurance [Member]
Schedule III
Net written premiums	8,787	8,074	7,933
Reportable Segments [Member]
Schedule III
Deferred acquisition costs	1,923	1,849	1,835
Claims and claim adjustment expense reserves	47,929	48,272	49,824
Unearned premiums	12,329	11,971	11,839
Earned premiums	24,534	23,874	23,713
Net investment income	2,302	2,379	2,787
Claims and claim adjustment expenses	15,070	13,723	13,870
Amortization of deferred acquisition costs	3,985	3,885	3,882
Other operating expenses	4,123	4,063	3,933
Net written premiums	24,958	24,121	23,904
Reportable Segments [Member] | Business Insurance [Member]
Schedule III
Deferred acquisition costs	1,026	1,008	1,002
Claims and claim adjustment expense reserves	39,555	39,983	40,713
Unearned premiums	6,725	6,741	6,707
Earned premiums	13,855	13,698	13,515
Net investment income	1,701	1,757	2,072
Claims and claim adjustment expenses	8,753	8,409	8,458
Amortization of deferred acquisition costs	2,221	2,182	2,159
Other operating expenses	2,554	2,505	2,350
Net written premiums	13,900	13,774	13,677
Reportable Segments [Member] | Bond & Specialty Insurance [Member]
Schedule III
Deferred acquisition costs	246	240	237
Claims and claim adjustment expense reserves	3,323	3,615	3,984
Unearned premiums	1,444	1,437	1,448
Earned premiums	2,260	2,267	2,275
Net investment income	239	254	293
Claims and claim adjustment expenses	633	719	603
Amortization of deferred acquisition costs	421	418	417
Other operating expenses	445	440	460
Net written premiums	2,271	2,273	2,294
Reportable Segments [Member] | Personal Insurance [Member]
Schedule III
Deferred acquisition costs	651	601	596
Claims and claim adjustment expense reserves	5,051	4,674	5,127
Unearned premiums	4,160	3,793	3,684
Earned premiums	8,419	7,909	7,923
Net investment income	362	368	422
Claims and claim adjustment expenses	5,684	4,595	4,809
Amortization of deferred acquisition costs	1,343	1,285	1,306
Other operating expenses	1,124	1,118	1,123
Net written premiums	8,787	8,074	7,933
Other [Member]
Schedule III
Claims and claim adjustment expense reserves	20	23	26
Other operating expenses	$ 394	$ 404	$ 400